Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 390.2	$ 399.6	$ 408.1
Property plant and equipment included in accounts payable	$ 30.8	$ 17.0